CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash Flows from Operating Activities
Net income	$ 74.0	$ 235.3	$ 545.7
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	280.3	274.9	266.3
Amortization of deferred loan charges	12.4	12.6	11.4
Amortization of favorable contracts	45.1	74.4	70.6
Gain on disposal of PPE	0.0	(0.8)	0.0
Loss on impairment of goodwill	3.2	0.0	0.0
Unrealized gain related to derivative financial instruments	(38.9)	(25.8)	(32.2)
Unrealized foreign exchange loss/(gain)	0.5	(3.5)	(9.4)
Payment for long term maintenance	(91.6)	(54.9)	(48.0)
Gain on revaluation of contingent consideration	0.0	(89.9)	0.0
Deferred tax expense	0.7	4.6	19.2
Accretion of discount on deferred consideration	5.3	13.2	17.3
Changes in operating assets and liabilities, net of effect of acquisitions
Trade accounts receivable	103.2	(1.6)	38.7
Prepaid expenses and accrued income	(3.6)	(4.0)	8.6
Trade accounts payable	(11.7)	5.4	7.8
Related party balances	(12.9)	16.1	(64.3)
Other assets	15.5	34.4	70.0
Other liabilities	56.5	(4.9)	(12.1)
Changes in deferred revenue	(3.4)	(9.7)	(17.0)
Other, net	(0.5)	0.4	1.2
Net cash provided by operating activities	434.1	476.2	873.8
Cash Flows from Investing Activities
Additions to drilling units	(23.4)	(66.7)	(13.1)
Proceeds from sale of assets	0.0	16.2	0.0
Payment received from loans granted to related parties	0.0	39.4	103.6
Insurance refund	0.0	0.0	7.1
Net cash (used in) / provided by investing activities	(23.4)	(11.1)	97.6
Cash Flows from Financing Activities
Repayments of long term debt	(296.4)	(215.0)	(105.3)
Debt fees paid	0.0	(3.8)	(0.3)
Repayments of related party debt	(24.7)	(66.0)	(249.5)
Contingent consideration paid	(34.0)	(40.0)	(59.7)
Cash distributions	(55.4)	(60.1)	(107.3)
Repayment of shareholder loan	(6.2)	0.0	0.0
Net cash (used in) / provided by financing activities	(416.7)	(384.9)	(522.1)
Effect of exchange rate changes on cash	(1.0)	0.8	(0.7)
Net (decrease) / increase in cash and cash equivalents	(7.0)	81.0	448.6
Cash and cash equivalents at beginning of the year	848.6	767.6	319.0
Cash and cash equivalents at the end of year	841.6	848.6	767.6
Supplementary disclosure of cash flow information
Interest and other financial items paid	261.3	200.3	196.4
Taxes paid	$ 24.9	$ 42.9	$ 49.0